THE NOTTINGHAM INVESTMENT TRUST II

_____________________________________________________________________________________

EARNEST PARTNERS FIXED INCOME TRUST

_____________________________________________________________________________________

Supplement to the Statement of Additional Information

February 22, 2008

This Supplement to the Statement of Additional Information dated July 30, 2007 (“SAI”) for the EARNEST Partners Fixed Income Trust (“Fund”), a series of The Nottingham Investment Trust II, updates the SAI to include additional information as described below. For further information, please contact the Fund toll-free at 1-800-525-3863. You may also obtain additional copies of the Fund’s SAI, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.

The SAI is being revised in order to reflect a change of the Fund’s custodian. On page 19 of the SAI, the paragraph entitled “Custodian” is hereby replaced in its entirety with the following:

“Custodian. Union Bank of California, 350 California Street, 6th Floor, San Francisco, California, 94104, serves as custodian for the Fund’s assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund’s request, and maintains records in connection with its duties as Custodian. For its services, the Custodian is entitled to receive a monthly fee from the Administrator based on the average net assets of the Fund plus additional out-of-pocket and transaction expenses as incurred by the Fund. The Custodian’s compensation is subject to a minimum annual amount of $5,000 for the Fund. Previously, U.S. Bank, N.A., Two Liberty Place, 50 S. 16th Street, Suite 2000, Mail Station: EX-PA-WBSP, Philadelphia, Pennsylvania 19102, served as custodian for the Fund’s assets.”

Investors Should Retain This Supplement for Future Reference

THE NOTTINGHAM INVESTMENT TRUST II

_____________________________________________________________________________________

THE BROWN CAPITAL MANAGEMENT BALANCED FUND

THE BROWN CAPITAL MANAGEMENT EQUITY FUND

THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

_____________________________________________________________________________________

Supplement to the Statement of Additional Information

February 22, 2008

This Supplement to the Statement of Additional Information dated July 30, 2007 (“SAI”) for The Brown Capital Management Balanced Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Mid-Cap Fund, The Brown Capital Management Small Company Fund, and The Brown Capital Management International Equity Fund (“Funds”), each a series of The Nottingham Investment Trust II, updates the SAI to include additional information as described below. For further information, please contact the Funds toll-free at 1-877-892-4BCM (1-877-892-4226). You may also obtain additional copies of the Funds’ SAI, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Funds toll-free at the number above.

The SAI is being revised in order to reflect a change of the Funds’ custodian. On page 25 of the SAI, the paragraph entitled “Custodian” is replaced in its entirety with the following:

“Custodian. Union Bank of California, 350 California Street, 6th Floor, San Francisco, California, 94104, serves as custodian for each Fund’s assets. The Custodian acts as the depository for each Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at a Fund’s request, and maintains records in connection with its duties as Custodian. For its services, the Custodian is entitled to receive a monthly fee from the Administrator based on the average net assets of each Fund plus additional out-of-pocket and transaction expenses as incurred by each Fund. The Custodian’s compensation is subject to a minimum annual amount of $5,000 per Fund. Previously, U.S. Bank, N.A., Two Liberty Place, 50 S. 16th Street, Suite 2000, Mail Station: EX-PA-WBSP, Philadelphia, Pennsylvania 19102, served as custodian for each Fund’s assets.”

Investors Should Retain This Supplement for Future Reference